Share-based payments - Option grants outstanding (Details)	12 Months Ended
	Aug. 31, 2025 shares $ / shares	Aug. 31, 2024 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares	810	843
Number of options, Granted | shares	2,000	76
Number of options, Forfeited | shares	(52)	(109)
Number of options, Expired | shares	(450)
Number of options, Ending balance | shares	2,308	810
Weighted average exercise price, Beginning balance (in dollars per share) | $ / shares	$ 4,814.08	$ 5,205.12
Weighted average exercise price, Granted (in dollars per share) | $ / shares	6.61	2,828.25
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares	5,872.5	6,453.74
Weighted average exercise price, Expired (in dollars per share) | $ / shares	3,980.04
Weighted average exercise price, Ending balance (in dollars per share) | $ / shares	$ 789.63	$ 4,814.08